Assets and Liabilities Measured at Fair Value on Recurring Basis and Categorized using Fair Value Hierarchy (Parenthetical) (Detail) (Conversion option, Kemrock 5.5% bonds)	1 Months Ended	12 Months Ended
	Apr. 30, 2012	May 31, 2012
Conversion option, Kemrock 5.5% bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in affiliate, interest rate	5.50%	5.50%